Schedule of Investments (unaudited)	iShares® Short Treasury Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 98.7%
U.S. Treasury Bill
0.00%, 12/01/22(a)	$100	$100,000
0.00%, 12/06/22(a)(b)	946,756	946,285,140
0.00%, 12/08/22(a)	100	99,930
0.00%, 12/13/22(a)	306,752	306,391,566
0.00%, 12/15/22(a)	100	99,878
0.00%, 12/20/22(a)	1,085,555	1,083,425,695
0.00%, 12/22/22(a)	100	99,791
0.00%, 12/27/22(a)	249,196	248,495,899
0.00%, 12/29/22(a)	100	99,705
0.00%, 01/03/23(a)	946,756	943,358,187
0.00%, 01/05/23(a)	1,734,222	1,727,808,275
0.00%, 01/10/23(a)(b)	306,752	305,421,635
0.00%, 01/17/23(a)	750,000	746,069,745
0.00%, 01/19/23(a)	1,000	994,681
0.00%, 01/24/23(a)	499,406	496,394,582
0.00%, 01/26/23(a)	100	99,369
0.00%, 01/31/23(a)	21,858	21,705,985
0.00%, 02/02/23(a)	425,503	422,507,723
0.00%, 02/16/23(a)	101,080	100,187,928
0.00%, 02/23/23(a)	99,805	98,844,231
0.00%, 03/02/23(a)	400,000	395,690,012
0.00%, 03/07/23(a)	158,364	156,569,155
0.00%, 03/14/23(a)	505,508	499,350,316
0.00%, 03/21/23(a)	500,000	493,375,175
0.00%, 03/23/23(a)	10	9,869
0.00%, 03/28/23(a)	997,732	983,610,351
0.00%, 04/13/23(a)	508,806	500,762,525
0.00%, 04/20/23(a)	10	9,830
0.00%, 04/27/23(a)	200,000	196,391,150
0.00%, 05/04/23(a)	425,503	417,432,200
0.00%, 05/18/23(a)	101,090	98,977,017
0.00%, 05/25/23(a)	398,761	389,984,797
0.00%, 06/15/23(a)	100	97,629
0.00%, 07/13/23(a)	1,000	972,687
0.00%, 11/02/23(a)	665,224	637,312,531
0.00%, 11/30/23(a)	500,000	477,208,925
U.S. Treasury Note/Bond
0.13%, 12/31/22	398	396,741
0.13%, 01/31/23	467,991	464,838,093
0.13%, 02/28/23(b)	238,365	235,867,335
0.13%, 03/31/23	312,418	307,950,854
0.13%, 04/30/23	877,293	860,946,566
0.13%, 05/15/23	100	97,992
0.13%, 05/31/23	9,100	8,899,160
0.13%, 06/30/23	10	9,735
0.13%, 07/15/23	541,932	526,753,672
0.13%, 07/31/23	5,855	5,678,664
0.13%, 08/15/23	289,857	280,561,196
0.13%, 08/31/23	1,301,159	1,256,990,754
Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
0.13%, 10/15/23	$25,794	$24,775,338
0.25%, 04/15/23	374,154	368,249,382
0.25%, 06/15/23	1,610	1,572,643
0.25%, 09/30/23	128,166	123,469,918
0.50%, 03/15/23	100	98,862
0.75%, 12/31/23	48,782	46,752,593
1.38%, 02/15/23	1,600	1,590,258
1.38%, 06/30/23	314,135	308,220,429
1.50%, 01/15/23(b)	100	99,677
1.50%, 02/28/23	5	4,964
1.50%, 03/31/23	100	99,013
1.63%, 12/15/22	100	99,928
1.63%, 04/30/23	15,170	14,983,338
1.63%, 05/31/23	8,597	8,472,075
1.75%, 01/31/23	10,712	10,668,082
1.75%, 05/15/23	393,485	388,458,843
2.00%, 02/15/23	4,867	4,843,515
2.13%, 12/31/22	673,162	672,107,572
2.38%, 01/31/23	329,500	328,483,305
2.50%, 03/31/23	11,477	11,399,860
2.50%, 08/15/23	5,000	4,922,656
2.63%, 02/28/23	325,880	324,424,408
2.75%, 04/30/23	347,514	344,880,497
2.75%, 05/31/23(b)	31,805	31,515,525
2.75%, 07/31/23	71,761	70,869,594
2.75%, 08/31/23	55,429	54,619,217
2.88%, 09/30/23(b)	38,120	37,551,178
7.13%, 02/15/23	19,496	19,603,844
		19,848,071,390
Total Long-Term Investments — 98.7%
(Cost: $19,906,389,723)		19,848,071,390

Short-Term Securities

Money Market Funds — 5.8%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(c)(d)(e)	1,160,097	1,160,097,138

Total Short-Term Securities — 5.8%
(Cost: $1,160,097,138)		1,160,097,138

Total Investments — 104.5%
(Cost: $21,066,486,861)		21,008,168,528

Liabilities in Excess of Other Assets — (4.5)%		(904,753,395)

Net Assets — 100.0%		$20,103,415,133

(a)	Zero-coupon bond.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® Short Treasury Bond ETF
November 30, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation(Depreciation)	Value at 11/30/22	Shares Held at 11/30/22 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$890,548,750	$269,548,388	(a)	$—	$—	$—	$1,160,097,138	1,160,097	$180,340,000	(b)	$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Obligations	$—	$19,848,071,390	$—	$19,848,071,390
Money Market Funds	1,160,097,138	—	—	1,160,097,138
	$1,160,097,138	$19,848,071,390	$—	$21,008,168,528